INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost of sales	$ 6,814,384	$ 4,410,777
Reserve inventory write down	1,976,514
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 6,048,348	$ 3,420,713